Income Tax - Summary of Movements of Deferred Tax Assets and Deferred Tax Liabilities (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in Profit or Loss	$ (260,466)	$ (8,476)	$ 144,784	$ (100,879)
Recognized in Other Comprehensive Income	161,609	5,259	(179,403)	(122,901)
Recognized in Equity	0	0	(9)	(1,159)
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	5,369,010	174,715	5,477,373	4,707,704
Recognized in Profit or Loss	940,256	30,597	627,367	378,400
Recognized in Other Comprehensive Income	(208,482)	(6,784)	(19,319)	114,559
Recognized in Equity			(7)	(999)
Exchange Differences	240,988	7,843	(56,432)	(54,210)
Acquisitions Through Business Combinations				630,135
Disposal of Subsidiary			(659,972)	(298,216)
Balance at December 31	6,341,772	206,371	5,369,010	5,477,373
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	7,590,197	246,996	7,121,027	5,772,237
Recognized in Profit or Loss	1,200,722	39,073	482,583	479,278
Recognized in Other Comprehensive Income	(370,091)	(12,043)	160,084	237,460
Recognized in Equity			2	160
Exchange Differences	164,304	5,347	27,400	(30,241)
Acquisitions Through Business Combinations				662,928
Disposal of Subsidiary			(200,899)	(795)
Balance at December 31	8,585,132	279,373	7,590,197	7,121,027
Property, plant and equipment [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	90,977	2,960	629,702	544,844
Recognized in Profit or Loss	40,498	1,318	(186,443)	4,632
Exchange Differences	16,953	552	(7,178)	12,435
Acquisitions Through Business Combinations				81,773
Disposal of Subsidiary			(345,104)	(13,982)
Balance at December 31	148,428	4,830	90,977	629,702
Property, plant and equipment [member] | Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	5,916,744	192,540	5,980,387	5,206,617
Recognized in Profit or Loss	63,813	2,076	165,628	427,465
Exchange Differences	57,701	1,878	(42,437)	(29,248)
Acquisitions Through Business Combinations				375,553
Disposal of Subsidiary			(186,834)
Balance at December 31	6,038,258	196,494	5,916,744	5,980,387
Defined benefit obligation [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	1,188,153	38,664	1,370,455	1,078,583
Recognized in Profit or Loss	(123,878)	(4,031)	(115,707)	(36,633)
Recognized in Other Comprehensive Income	(208,482)	(6,784)	(19,319)	114,559
Exchange Differences	6,641	216	(47,276)	1,005
Acquisitions Through Business Combinations				212,941
Balance at December 31	862,434	28,065	1,188,153	1,370,455
Mandatorily at fair value through profit or loss [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	189,350	6,162	112,259	259,507
Recognized in Profit or Loss	18,192	592	77,593	(138,045)
Exchange Differences	252	8	(502)	(7)
Acquisitions Through Business Combinations				2,085
Disposal of Subsidiary				(11,281)
Balance at December 31	207,794	6,762	189,350	112,259
Mandatorily at fair value through profit or loss [member] | Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	12,580	409	6,317	9,192
Recognized in Profit or Loss	519,142	16,894	6,274	(2,942)
Exchange Differences	89	3	(11)	67
Balance at December 31	531,811	17,306	12,580	6,317
Other temporary differences [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	2,870,714	93,417	2,407,910	1,744,949
Recognized in Profit or Loss	718,909	23,394	679,492	679,197
Recognized in Equity			(7)	(999)
Exchange Differences	179,881	5,854	52,399	(45,169)
Acquisitions Through Business Combinations				150,291
Disposal of Subsidiary			(269,080)	(120,359)
Balance at December 31	3,769,504	122,665	2,870,714	2,407,910
Other temporary differences [member] | Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	1,660,873	54,047	1,134,323	556,428
Recognized in Profit or Loss	617,767	20,103	310,681	54,755
Recognized in Other Comprehensive Income	(370,091)	(12,043)	160,084	237,460
Recognized in Equity			2	160
Exchange Differences	106,514	3,466	69,848	(1,060)
Acquisitions Through Business Combinations				287,375
Disposal of Subsidiary			(14,065)	(795)
Balance at December 31	2,015,063	65,573	1,660,873	1,134,323
Temporary differences [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	4,339,194	141,203	4,520,326	3,627,883
Recognized in Profit or Loss	653,721	21,273	454,935	509,151
Recognized in Other Comprehensive Income	(208,482)	(6,784)	(19,319)	114,559
Recognized in Equity			(7)	(999)
Exchange Differences	203,727	6,630	(2,557)	(31,736)
Acquisitions Through Business Combinations				447,090
Disposal of Subsidiary			(614,184)	(145,622)
Balance at December 31	4,988,160	162,322	4,339,194	4,520,326
Unused tax losses [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	638,782	20,787	527,666	542,781
Recognized in Profit or Loss	(166,121)	(5,406)	187,981	(44,651)
Exchange Differences	22,824	743	(31,077)	(915)
Acquisitions Through Business Combinations				183,045
Disposal of Subsidiary			(45,788)	(152,594)
Balance at December 31	495,485	16,124	638,782	527,666
Unused tax credits [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	391,034	12,725	429,381	537,040
Recognized in Profit or Loss	452,656	14,730	(15,549)	(86,100)
Exchange Differences	14,437	470	(22,798)	(21,559)
Balance at December 31	$ 858,127	$ 27,925	$ 391,034	$ 429,381